Average Annual Total Returns			12 Months Ended	27 Months Ended	36 Months Ended	57 Months Ended	60 Months Ended	114 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Astoria Real Assets ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.01%		7.56%
Performance Inception Date		Dec. 29, 2021
Astoria Real Assets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		6.53%		6.88%
Astoria Real Assets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		4.30%		5.71%
AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			46.78%			25.53%
Performance Inception Date		Mar. 30, 2020
AXS Esoterica NextG Economy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		45.16%			25.24%
AXS Esoterica NextG Economy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			28.41%			21.04%
AXS Green Alpha ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.17%)	3.14%
Performance Inception Date		Sep. 27, 2022
AXS Green Alpha ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		(3.36%)	2.95%
AXS Green Alpha ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		(1.87%)	2.37%
AXS Knowledge Leaders ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.11%				4.76%	7.05%
Performance Inception Date		Jul. 07, 2015
AXS Knowledge Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		4.73%				4.47%	6.80%
AXS Knowledge Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		3.30%				3.68%	5.66%
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Net) Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.49%		5.36%
AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.85%		5.09%
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.38%		3.69%
Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.16%		2.63%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]		25.02%			20.33%
MSCI All Country World IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World IndexSM(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		17.49%			16.19%
MSCI All Country World IndexSM Investable Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World IndexSM Investable Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]		16.37%	21.04%
MSCI World Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Equal Weighted NR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.68%				5.65%	6.60%
MSCI World Ex USA Equal Weighted NR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Ex USA Equal Weighted NR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.78%				2.89%	4.53%
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes) One
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Net) Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.49%				10.06%	9.57%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[5]	The Fund’s primary benchmark is the S&P 500 Index®. The Standard & Poor’s (“S&P”) 500 Index® is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
[6]	The Fund also compares its performance with the MSCI All Country World IndexSM, which the Advisor believes is a better performance benchmark to the Fund’s performance in light of the Fund’s investment strategies. The MSCI All Country World IndexSM is a market-cap-weighted global equity index that tracks emerging and developed markets. It currently monitors nearly 3,000 large-and mid-cap stocks in 49 countries. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
[7]	The Fund’s benchmark is the MSCI All Country World IndexSM. The MSCI All Country World IndexSM is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.